Quarterly Financial Data (Unaudited) (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended								12 Months Ended
	Dec. 31, 2016	Sep. 30, 2016	Jun. 30, 2016	Mar. 31, 2016	Dec. 31, 2015	Sep. 30, 2015	Jun. 30, 2015	Mar. 31, 2015	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Quarterly Financial Information Disclosure [Abstract]
Total operating revenue	$ 1,983	$ 1,823	$ 1,623	$ 1,464	$ 1,691	$ 1,870	$ 1,849	$ 2,020	$ 6,893	$ 7,430	$ 14,025
Operating income (loss)	19	92	(12)	80	(466)	57	(463)	40	179	(832)	767
Net income (loss)	(39)	89	(21)	65	(382)	24	(491)	(17)	94	(866)	551
Net income attributable to non-controlling interests	(5)	0	(1)	0	(4)	(1)	0	0	(6)	(5)	(4)
Net income (loss) attributable to partners	(44)	89	(22)	65	(386)	23	(491)	(17)	88	(871)	547
Net loss attributable to predecessor operations	(119)	(31)	(67)	(7)	(476)	(48)	(489)	(86)	(224)	(1,099)	130
Net income allocable to limited partners	$ 44	$ 89	$ 14	$ 41	$ 59	$ 40	$ (33)	$ 38	$ 188	$ 104	$ 303
Basic and diluted net income per limited partner unit (in dollars per share)	$ 0.38	$ 0.78	$ 0.12	$ 0.36	$ 0.51	$ 0.35	$ (0.29)	$ 0.33	$ 1.64	$ 0.91	$ 2.84